Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Commissions (including $856,334, $932,123 and $630,433, respectively, to related party)	$ (2,842,708)	$ (4,386,498)	$ (4,064,903)
Net revenue	47,591,924	70,183,369	64,441,826
Operating expenses
Voyage expenses, net	3,993,031	(2,025,120)	(755,998)
Vessel operating expenses (including $130,384, $207,602 and $191,655, respectively, to related party)	20,758,708	19,333,898	13,565,092
Dry-docking expenses	3,404,323	4,816,558	97,094
Vessel depreciation	10,966,621	10,757,177	7,656,638
Related party management fees	3,281,361	2,968,073	2,350,747
General and administrative expenses, related party	3,459,943	3,072,583	2,638,427
Net gain on sale of vessel	0	(2,856,525)	0
Other operating loss	500,000	0	0
Bad debt expense	134,294	0	0
Total operating expenses	46,498,281	36,066,644	25,552,000
Operating income	1,093,643	34,116,725	38,889,826
Other income / (expenses)
Interest and other financing costs (including $79,533, $0 and $0, respectively, to related party)	(6,486,814)	(3,853,047)	(2,339,023)
Loss on debt extinguishment	0	0	(1,647,654)
(Loss) / gain on derivatives, net	1,218,375	3,189,610	(3,765,619)
Interest income	897,618	46,298	10,484
Foreign exchange gain / (loss)	(5,794)	43,085	5,807
Other expenses, net	(4,376,615)	(574,054)	(7,736,005)
Net income / (loss)	(3,282,972)	33,542,671	31,153,821
Net loss attributable to the non-controlling interest	374,068	0	0
Dividends to Series B preferred shares	0	0	(1,085,902)
Preferred deemed dividend	0	0	(665,287)
Net income / (loss) attributable to controlling shareholders	$ (2,908,904)	$ 33,542,671	$ 29,402,632
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ (1.05)	$ 11.66	$ 11.63
Weighted average number of shares outstanding during the year, basic (in shares)	2,763,121	2,876,320	2,528,507
Earnings / (loss) per share attributable to controlling shareholders – diluted (in dollars per share)	$ (1.05)	$ 11.61	$ 11.54
Weighted average number of shares outstanding during the year, diluted (in shares)	2,763,121	2,889,991	2,548,950
Time Charter Revenue [Member]
Revenues
Revenue	$ 47,824,857	$ 74,569,867	$ 68,506,729
Voyage Charter Revenue [Member]
Revenues
Revenue	$ 2,609,775	$ 0	$ 0